Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of Derivative Financial Instruments (DFIs), and guide the development of risk mitigation strategies.

This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of Petróleos Mexicanos, the subsidiary entities, and where applicable, the subsidiary companies.

Approved DFIs are mainly traded on the Over-the-Counter (OTC) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on CME-Clearport.

The different types of DFIs that PEMEX trades are described below in the subsections corresponding to each risk type and as related to the applicable trading markets.

One of PEMEX’s policies is to contribute to minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.

As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.

In addition, certain PMI Subsidiaries have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms.

Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.

For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk metrics and limits (such as VaR, among others).
PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.

Most DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.

PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.    Risk Management
I.    Market Risk
i.    Interest rate risk
PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar Secured Overnight Financing Rate (SOFR) and to Mexican peso Interbank Interest rate (TIIE). As of December 31, 2023, 18.9% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.
Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps and options. Through the swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate in exchange for receiving payments referenced to a floating interest rate. On the other hand, under the option agreements, PEMEX acquires protection against possible raises in the floating interest rates of some of its liabilities.
As of December 31, 2023, Petróleos Mexicanos was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S.$288,750 at a weighted average fixed interest rate of 2.3% and a weighted average term of 1.7 years.
Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA had two interest rate swap agreements denominated in U.S. dollars which expired in February 2023.
Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.
The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.
IBOR reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M” and twelve months “12M”) or the EURIBOR in Euros, ceased being published in 2022 and were replaced by alternative reference rates, based on risk-free rates obtained from market operations.
The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars, (over-night “O/N”, one month “1M”, three months “3M”, six months “6M” and twelve months "12M").
Therefore, PEMEX reviewed contracts expiring after the applicable discontinuation dates, that could be impacted by the change in the aforementioned rates and has carried out all the relevant negotiations with its counterparts to establish the new rates in their contracts.
As of December 31, 2023, PEMEX has amended all financial instruments referenced to IBOR variable rates and established the corresponding financial instruments referenced to risk-free rates (“RFR”).
Furthermore, because of the transition to RFR, PEMEX adopted a policy of not entering into new DFIs referenced to IBOR rates. The construction of the discount curves that PEMEX uses to calculate the fair value of its DFIs now includes financial instruments referenced to the corresponding currency RFR.
As a result of the policy, since 2021 to the end of 2023, PEMEX contracted financing operations in U.S. dollars at floating rates linked to the new RFR rates.
In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2023 (in thousands of each currency)
Debt	TIIE 28D MXN	117,888,000
	TIIE 91D MXN	16,433,024
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after December 31, 2023.

Regarding this matter, the Mexican Central Bank has announced that the 28-day TIIE will cease to be a reference for new contracts starting from January 1, 2025. Similarly, the 91-day and 182-day TIIE will cease to be references for new contracts starting from January 1, 2024.
PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed rates, which are not listed in the table above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.
According to the general market practice, PMI Trading credit agreements include the new language to use the Secured Overnight Funding Rate (SOFR) as the benchmark rate.
ii.    Exchange rate risk
Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.
PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.
As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without hedging instruments because the impact of exchange rate fluctuations between the U.S. dollar and the peso on PEMEX’s revenues is partially offset by its impact on its obligations.
PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence non-U.S. dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping it into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, and for the debt denominated in UDIs, it has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.
As a consequence of the above, PEMEX's debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed as appropriate.
The underlying currencies of PEMEX’s DFIs are the euro, Japanese yen and pounds sterling against the U.S. dollar and UDIs against the peso.
As of December 31, 2023, PEMEX did not enter into any DFIs to mitigate the exchange rate risk, since no debt in currencies other than U.S. dollars or pesos was issued.
During 2023, PEMEX carried out the partial restructure of one and the whole restructure of another cross-currency swap, entering into three similar DFIs, with better financial conditions for PEMEX, having the main objective of reducing the financing cost of its debt. These restructured swaps have the purpose of hedging the exchange rate risk of debt issued by €650,000, with maturity in 2025.
Additionally, PEMEX restructured ten cross currency capped swaps that had the purpose of hedging the exchange rate risk of debt issued by €1,250,000, with maturity in 2027. The restructure consisted in entering into ten similar DFIs, with better conditions for PEMEX, having the main objective of reducing the financing cost of its debt.
During 2021, PEMEX restructured five cross-currency swaps, two of them with a recouponing clause. These swaps were used to hedge the exchange rate exposure of a €1,000,000 debt with maturity in 2026, a €100,000 debt with maturity in 2030 and the 10% of a €1,250,000 debt with maturity in 2027. For this restructuring PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, guaranteeing complete protection up to a certain exchange rate and partial protection above that level. These DFIs maintained the original contractual clauses but lowered the interest rate paid by PEMEX. Once this restructure had been carried out, 25% of the issue with maturity in 2026 remained hedged with two cross-currency swaps.
PEMEX recorded a total foreign exchange gain (loss) of Ps. 238,079,042, Ps. 129,690,090 and Ps. (45,675,050), for the years ended December 31, 2023, 2022 and 2021, respectively. These amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. 208,865,338, Ps. 121,255,142 and Ps. (40,751,264) for the years ended December 31, 2023, 2022 and 2021, respectively. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. The appreciation of the peso during 2023 caused a total net foreign exchange gain because a significant portion of PEMEX’s debt, 82.75% (principal only) as of December 31, 2023, is denominated in a currency other than the Mexican peso. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and it improves PEMEX’s ability to meet peso-denominated financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso-denominated debt service costs on a U.S. dollar basis.
Certain of the PMI Subsidiaries face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that financial assets must be denominated in its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one.
Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as from certain related sales costs denominated in domestic currency.
PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.
iii.    Hydrocarbon Price Risk
PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.
PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.
PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.
Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, taking into consideration their operative and budgetary feasibility.
In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to partially protect its cash flows from falls in the Mexican crude oil basket price below the one established in the Federal Revenue Law.
During 2020 PEMEX entered into a crude oil hedge for the first half of fiscal year 2021, pursuant to which PEMEX hedged 332.5 thousand barrels per day for the period between December 2020 and June 2021, for U.S.$119,920.
During the first half of 2021 PEMEX entered into a crude oil hedge for the second half of fiscal year 2021, pursuant to which PEMEX hedged 218 thousand barrels per day on average, for the period between July 2021 and December 2021, for U.S.$39,401.
During the second half of 2021 and the first half of 2022, PEMEX entered into a crude oil hedge for the fiscal year 2022, pursuant to which PEMEX hedged 309 thousand barrels per day on average for the period between January 2022 and December 2022, for U.S.$158,988.
During the second half of 2022, and the first quarter of 2023, PEMEX entered into a crude oil hedge for the fiscal year 2023, pursuant to which PEMEX hedged 320 thousand barrels per day on average for the period between January 2023 and December 2023, for U.S.$199,943.
During the second half of 2023, PEMEX entered into a crude oil hedge for the fiscal year 2024, pursuant to which PEMEX hedged 148 thousand barrels per day on average, for the period between December 2023 and December 2024, for U.S.$105,780.
Additionally, PEMEX cash flows are exposed to crack spread movements as these determine the refining margin.
During the second half of 2022 and during 2023, PEMEX implemented a hedging strategy to protect its cash flows exposed to diesel crack spread against drops below the level established in the Federal Revenue Law for the fiscal year 2023. This is a zero-cost hedging strategy and hedged 5,750,000 barrels for the period between January 2023 and November 2023.
In addition to supplying natural gas, Pemex Industrial Transformation can offer DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices.
Since 2017, when this service is offered, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it would bear under such offered DFIs. Petróleos Mexicanos then transfers the related price risk derived from the DFI position held with Pemex Industrial Transformation to financial counterparties by entering into the opposite position DFIs with such parties. As of December 31, 2023, there were no DFIs since all the DFIs in its portfolios expired in 2019. In case of entering into new trades, Pemex Industrial Transformation DFI portfolios have VaR and CaR limits in order to limit market risk exposure.
PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
iv.    Market risk quantification
The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.
Interest rate risk quantification
The quantification of interest rate risk of investment portfolios is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.
As of December 31, 2023, the VaRs of PEMEX’s investment portfolios were Ps. 0.00 for the Peso Treasury Portfolio, Ps. 0.00 for FOLAPE, and U.S.$ 0.00 for the U.S. Dollar Treasury Portfolio, since these investment portfolios have no risk position.
Additionally, PEMEX has a portfolio of Mexican Government bonds. It is considered that these securities are not exposed to market risk, unlike the investment portfolios’ securities. Therefore, there is no need to calculate a VaR.
In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to make payments referenced to floating rates, PEMEX’s DFIs are exposed to Mark-to-Market (“MtM”) volatility as a result of changes in the interest rate curves used in their valuation.
Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.
For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.
INTEREST RATE and CURRENCY DFIs
Interest rate sensitivity to + 10 bp

Interbank Yield Curves	PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
CHF	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
Euro	23,855	(21,179)	2,676	18,558
Pound Sterling	1,047	(1,047)	—	971
Yen	1,490	(1,033)	457	1,322
Peso	13,006	470	13,476	12,277
UDI	9,424	(9,424)	0	7,864
U.S. dollar	767,974	188,565	956,539	285,854
In thousands of U.S. dollars Figures not audited
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2023, 2022 and 2021, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.
At December 31, 2023, 2022 and 2021, had market interest rates been 25 basis points higher, with all other variables remaining constant, the net gain for the year ended December 31, 2023, would have been Ps. 616,468 lower, the net gain for the year ended December 31, 2022, would have been Ps. 796,763 lower and the net loss for the year ended December 31, 2021, would have been Ps. 895,382 higher, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, the net gain for the year ended December 31, 2023, would have been Ps. 616,468 higher, the net gain for the year ended December 31, 2022, would have been Ps. 796,763 higher and the net loss for the year ended December 31, 2021, would have been Ps. 895,382 lower, primarily as a result of a decrease in interest expense.
Exchange rate risk quantification
The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.
Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to MtM volatility, mainly as a result of changes in the exchange rates used in their valuation.
Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.
For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt are shown in the following table:
INTEREST RATE and CURRENCY DFIs
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
CHF	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
Euro	(92,148)		55,795		(36,353)		(28,260)		(80,003)
Pound Sterling	(5,699)		5,699		—		—		(5,373)
Yen	(5,776)		(598)		(6,374)		(5,736)		(5,227)
Peso	(182,812)		(20,312)		(203,124)		(233,308)		(179,849)
UDI	(23,722)		23,722		—		0		(21,635)
In thousands of U.S. dollars Figures not audited
As shown in the table above, exchange rate risk derived from debt denominated in currencies other than U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the euro, pound sterling and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried out through swaps.
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2023, 2022 and 2021, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.
At December 31, 2023, 2022 and 2021, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, the net gain for the year ended December 31, 2023, would have been Ps. 226,165,912 lower, the net gain for the year ended December 31, 2022, would have been Ps.198,697,226 lower and the net loss for the year ended December 31, 2021, would have been Ps. 172,056,924 higher, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, the net gain for the year ended December 31, 2023, would have been Ps. 226,165,912 higher, the net gain for the year ended December 31, 2022, would have been Ps.198,697,226 higher and the net loss for the year ended December 31, 2021, would have been Ps. 172,056,924 lower, primarily as a result of the decrease in exchange rate losses.
Hydrocarbon price risk quantification
Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2023, Pemex Industrial Transformation’s natural gas DFI portfolios had no market risk exposure since all the DFIs in its portfolios expired in 2019.
Open market risk exposure would be measured using the 20-day Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR would be monitored and mitigated by pre-established limits.
It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
PMI Trading’s global VaR associated with commodities market risk was U.S. $(4,363) as of December 29, 2023. This VaR was calculated using the historical method with a 95% confidence level, two-year history and a one-day horizon. The minimum VaR recorded on the year was U.S. $(1,922) (registered on November 16, 2023) and the maximum VaR recorded on the year was U.S. $(12,792) (registered on August 31, 2023). As of December 31, 2022, the global VaR 95% was U.S. $(4,064).
The quantification of crude oil price risk is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2023, this was U.S.$(17,496).
II.    Credit Risk
When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of BBB-. These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.
In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.
Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure to its counterparties to a specific threshold amount, as well as the counterparties’ exposure to PEMEX. The specified thresholds were reached in one cross-currency swap during 2023, which was used to hedge the exchange rate exposure to euro, as well as in four cross-currency swaps during 2022, which were also used to hedge the exchange rate exposure to euro.
This resulted in the cash settlement of such swaps and the resetting of swap terms to return their MtM value to zero. During 2023, PEMEX did not enter into any new cross-currency swap with these characteristics. Nevertheless, as part of the synthetic recouponing realized in 2023, a recouponing clause was incorporated into two cross currency capped swaps.
Additionally, during 2022 PEMEX carried out a voluntary recouponing of a MXN/UDI cross-currency swap, which hedges an UDIs 721,564 debt with maturity in 2028.
According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(192,479)	U.S.$	332,570	U.S.$	300,229	U.S.$	270,236	U.S.$	—	U.S.$	—	U.S.$	—
A-	(58,169)		376,513		205,966		230,186		—		—		—
BBB+	49,142		351,609		428,153		244,613		158,324		207,909		236,128
BBB	(2,759,272)		189,848		433,955		406,929		249,882		303,135		354,981
BBB-	(45,488)		32,796		58,427		121,869		—		—		—
							in thousands of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	21,892	U.S.$	300,229	U.S.$	270,236	U.S.$	—	U.S.$	—	U.S.$	—
A-	10,266		159,033		205,966		230,186		—		—		—
BBB+	—		10,112		376,358		244,613		158,324		207,909		236,128
BBB	—		—		9,962		406,929		249,882		303,135		354,981
BBB-	—		32,796		58,427		121,869		—		—		—
							in thousands of U.S. dollars Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2023, the position in domestic currency was in Mexican Government bonds in pesos. Given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies, therefore no quantification or disclosure of this exposure is made.
Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation significantly reduces its credit risk exposure related to the DFIs.
In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.
Additionally, according to the credit guidelines, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. The credit guidelines indicate that Pemex Industrial Transformation may offer DFIs with an exemption from collateral requirements up to a certain amount, through a credit line approved by the credit committee, based on an internal financial and credit assessment. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral.
In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client would be terminated, rights to any available collateral would be exercised and, if the collateral were insufficient to cover the fair value, or in the absence of collateral, natural gas supply would be suspended until the payment is made.
As of December 31, 2023, Pemex Industrial Transformation had no DFIs since all the DFIs of its portfolios expired in 2019. As such, once the total settlement of the operations was carried out, the exempt credit lines expired, and the guarantees deposited by the clients were entirely returned.
PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through CME-Clearport.
III.    Liquidity Risk
PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.
In addition, as of December 31, 2023, Petróleos Mexicanos has acquired committed revolving credit lines in order to mitigate liquidity risk, one of which provide access to Ps. 20,500,000 with expiration date in November 2025, and another that provides access to U.S.$.4,572,417, of which U.S.$1,064,417 expires in June 2024, and U.S.$3,508,000 expires in November 2026. As of December 31, 2023, these credit lines are fully used (see Note 16).
During 2023, PEMEX entered into FX Forwards MXN/U.S.$ in order to preserve an adequate level of liquidity in U.S. dollars. As of December 31, 2023, none of these DFIs were outstanding.
Additionally, as a liquidity risk mitigation strategy, PEMEX entered into two prepaid swaps MXN/U.S.$, the first one has a notional amount of U.S.$ $1,000,000 and expires in 2025, the second one has a notional amount of U.S.$2,000,000 and expires in 2026. In addition, PEMEX entered into a discretionary synthetic recouponing which involved the restructure of five UDI/MXN DFIs and six EUR/U.S.$ DFIs.
During 2022, PEMEX entered into FX Forwards MXN/U.S.$ in order to preserve an adequate level of liquidity in U.S. dollars. As of December 31, 2022, none of these DFIs were outstanding.
Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.
Certain PMI Subsidiaries mitigate their liquidity risk through several mechanisms, the most important of which is its centralized treasury, which provides access to two syndicated credit facilities for up to U.S. $664,000 and U.S.$ 1,500,000, respectively, and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI Subsidiaries have access to bilateral credit lines from financial institutions for up to U.S. $650,000.
These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring certain financial ratios as set forth in the policies approved by each company’s board of directors.
The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2023, and 2022. It should be noted that:
•For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.
•For interest rate swaps, interest rate options, cross-currency swaps and currency options, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.
•Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.
•For crude oil and crack spread, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V. (“PIP”), among others.
•For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as CME-NYMEX, Platts and Argus, among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.
•For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2023(1)(2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	18,853,937	Ps.	29,389,312	Ps.	63,734,146	Ps.	101,457,904	Ps.	52,680,639	Ps.	771,334,587	Ps.	1,037,450,525	Ps.	914,924,609
Average interest rate (%)	—		—		—		—		—		—		6.86%
Fixed rate (Japanese yen)	—		—		9,590,744		—		—		—		9,590,744		8,844,377
Average interest rate (%)	—		—		—		—		—		—		0.54%
Fixed rate (pound sterling)	—		9,680,517		—		—		—		—		9,680,517		9,092,410
Average interest rate (%)	—		—		—		—		—		—		3.75%
Fixed rate (pesos)	126,137,419		—		31,278,595		—		—		—		157,416,014		155,178,104
Average interest rate (%)	—		—		—		—		—		—		8.33%
Fixed rate (UDIs)	—		—		25,037,795		—		5,756,414		9,076,920		39,871,129		36,611,421
Average interest rate (%)	—		—		—		—		—		—		4.10%
Fixed rate (euros)	23,366,012		30,831,092		18,678,830		23,295,171		23,245,497		25,057,638		144,474,240		135,380,508
Average interest rate (%)	—		—		—		—		—		—		4.16%
Fixed rate (Swiss francs)	—		—		—		—		—		—		—		—
Average interest rate (%)	—		—		—		—		—		—		—%
Total fixed rate debt	Ps.	168,357,368	Ps.	69,900,921	Ps.	148,320,110	Ps.	124,753,075	Ps.	81,682,550	Ps.	805,469,145	Ps.	1,398,483,169	Ps.	1,260,031,429
Variable rate (U.S. dollars)	Ps.	169,465,997	Ps.	8,272,478	Ps.	27,476,033	Ps.	2,170,400	Ps.	2,041,838	Ps.	3,307,370	Ps.	212,734,116	Ps.	168,316,129
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	101,832,259		37,741,944		1,583,917		1,629,795		1,851,404		1,047,783		145,687,102		149,162,238
Total variable rate debt	Ps.	271,298,256	Ps.	46,014,422	Ps.	29,059,950	Ps.	3,800,195	Ps.	3,893,242	Ps.	4,355,153	Ps.	358,421,218	Ps.	317,478,367
Total debt	Ps.	439,655,624	Ps.	115,915,343	Ps.	177,380,060	Ps.	128,553,270	Ps.	85,575,792	Ps.	809,824,298	Ps.	1,756,904,387	Ps.	1,577,509,796
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2022(1)(2)

	Year of expected maturity date
	2023		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	49,003,377	Ps.	22,392,384	Ps.	34,634,833	Ps.	74,001,164	Ps.	116,556,308	Ps.	895,763,628	Ps.	1,192,351,694	Ps.	1,011,100,409
Average interest rate (%)	—		—		—		—		—		—		6.59%
Fixed rate (Japanese yen)	4,410,000		—		—		11,747,618		—		—		16,157,618		14,691,136
Average interest rate (%)	—		—		—		—		—		—		1.35%
Fixed rate (pounds sterling)	—		—		10,479,479		—		—		—		10,479,479		9,441,285
Average interest rate (%)	—		—		—		—		—		—		3.75%
Fixed rate (pesos)	38,129,345		118,930,168		—		31,135,724		—		—		188,195,237		182,158,536
Average interest rate (%)	—		—		—		—		—		—		7.76%
Fixed rate (UDIs)	—		—		—		24,060,801		—		14,024,600		38,085,401		37,120,498
Average interest rate (%)	—		—		—		—		—		—		4.09%
Fixed rate (euros)	28,979,202		25,859,165		34,142,241		20,714,535		25,865,189		53,510,465		189,070,797		173,811,236
Average interest rate (%)	—		—		—		—		—		—		4.30%
Fixed rate (Swiss francs)	7,659,500		—		—		—		—		—		7,659,500		7,475,294
Average interest rate (%)	—		—		—		—		—		—		1.75%
Total fixed rate debt	Ps.	128,181,424	Ps.	167,181,717	Ps.	79,256,553	Ps.	161,659,842	Ps.	142,421,497	Ps.	963,298,693	Ps.	1,641,999,726	Ps.	1,435,798,394
Variable rate (U.S. dollars)	204,537,935		57,417,565		5,739,676		2,398,477		2,487,239		6,104,457		278,685,349		272,536,429
Variable rate (euros)	13,415,342		—		—		—		—		—		13,415,342		13,497,422
Variable rate (pesos)	80,449,683		25,456,403		7,790,683		1,213,716		1,200,252		1,889,545		118,000,282		131,589,540
Total variable rate debt	Ps.	298,402,960	Ps.	82,873,968	Ps.	13,530,359	Ps.	3,612,193	Ps.	3,687,491	Ps.	7,994,002	Ps.	410,100,973	Ps.	417,623,391
Total debt	Ps.	426,584,384	Ps.	250,055,685	Ps.	92,786,912	Ps.	165,272,035	Ps.	146,108,988	Ps.	971,292,695	Ps.	2,052,100,699	Ps.	1,853,421,785
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2023(1) (2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,813,283	Ps.	2,072,945	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,886,228	Ps.	161,540
Average pay rate	2.35%		2.31%		—%		0.00%		0.00%		0.00%		N.A.		N.A.
Average receive rate	5.84%		4.55%		—%		0.00%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	42,305,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	42,305,000	Ps.	824,040
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	22,534,604	Ps.	32,866,454	Ps.	18,530,120	Ps.	22,727,515	Ps.	22,588,755	Ps.	26,772,726	Ps.	146,020,174	Ps.	(3,430,313)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	—		10,012,071		—		—		—		—		10,012,071		(469,549)
Receive UDI/Pay pesos	—		3,063,181		17,076,001		—		4,749,625		6,844,866		31,733,673		4,364,789
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	—	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	(941,833)
Buy Call, Sell Call and Sell Put on euros	23,350,245		13,543,142		—		—		23,350,245		—		60,243,632		(3,141,165)
Sell Call on pounds sterling	—		9,694,529		—		—		—		—		9,694,529		(91)
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	—		12,142,127		14,010,147		23,350,245		—		25,218,264		74,720,783		(442,326)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.	21,266,286	Ps.	17,494,819	Ps.	6,984,701	Ps.	—	Ps.	—	Ps.	—	Ps.	45,745,806	Ps.	(24,124,384)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00 and Ps. 18.6963 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2022(1)(2)

	Year of expected maturity date
	1905		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	4,346,428	Ps.	3,227,627	Ps.	2,378,252	Ps.	—	Ps.	—	Ps.	—	Ps.	9,952,307	Ps.	409,459
Average pay rate	2.37%		2.35%		2.31%		0.00%		0.00%		0.00%		N.A.		N.A.
Average receive rate	5.45%		5.07%		4.34%		0.00%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	Ps.	—	Ps.	48,535,750	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	48,535,750	Ps.	2,263,382
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	45,303,255	Ps.	25,853,538	Ps.	37,200,560	Ps.	21,259,267	Ps.	26,074,861	Ps.	56,631,520	Ps.	212,323,001	Ps.	(11,745,814)
Receive Japanese yen/Pay U.S. dollars	4,685,672		—		—		—		—		—		4,685,672		(231,855)
Receive pounds sterling/Pay U.S. dollars	—		—		11,486,665		—		—		—		11,486,665		(1,123,000)
Receive UDI/Pay pesos	—		—		3,063,181		17,076,001		—		11,594,491		31,733,673		6,147,449
Receive Swiss francs/Pay U.S. dollars	7,086,220		—		—		—		—		—		7,086,220		620,453
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	(461,140)
Buy Call, Sell Call and Sell Put on euros	—		25,978,760		15,067,681		—		—		25,978,760		67,025,201		(4,750,485)
Sell Call on pounds sterling	—		—		10,556,234		—		—		—		10,556,234		(2,835)
Sell Call on Swiss francs	7,664,921		—		—		—		—		—		7,664,921		(1,617)
Sell Call on Euros	13,508,955		—		13,508,955		15,587,256		25,978,760		28,057,061		96,640,987		(375,031)
FX Forwards
Receive U.S. dollars / Pay pesos	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00 and Ps. 20.7083 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2023 and 2022 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2023(1)

			Year of expected maturity date
	Total Carrying Value		2024		2025		2026		2027		2028		2029 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	368,345,849	Ps.	368,345,849	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,345,849
Accounts and accrued expenses Payable	83,646,764		83,646,764		—		—		—		—		—		83,646,764
Leases	41,848,333		9,869,758		6,994,150		6,078,204		6,033,850		5,235,062		28,081,239		62,292,263
Debt	1,794,470,357		550,583,179		206,633,907		256,300,963		192,796,139		145,605,972		1,520,792,292		2,872,712,452
Total	Ps.	2,288,311,303	Ps.	1,012,445,550	Ps.	213,628,057	Ps.	262,379,167	Ps.	198,829,989	Ps.	150,841,034	Ps.	1,548,873,531	Ps.	3,386,997,328
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2022(1)

			Year of expected maturity date
	Total Carrying Value		2023		2024		2025		2026		2027		2028 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	282,245,250	Ps.	282,245,250	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	282,245,250
Accounts and accrued expenses Payable	81,808,426		81,808,426		—		—		—		—		—		81,808,426
Leases	51,131,575		12,675,801		9,520,188		7,597,880		6,872,446		6,326,035		38,294,561		81,286,911
Debt	2,091,463,996		589,247,128		364,516,602		180,784,946		248,156,834		213,073,284		1,828,545,637		3,424,324,431
Total	Ps.	2,506,649,247	Ps.	965,976,605	Ps.	374,036,790	Ps.	188,382,826	Ps.	255,029,280	Ps.	219,399,319	Ps.	1,866,840,198	Ps.	3,869,665,018
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 Pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.
B.    Fair value of derivative financial instruments
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products).
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black and Scholes model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation, considering the counterparties’ probability of default. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of variations in the underlying assets or reference variables since, through time, asset flows are offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.
Embedded derivatives
In accordance with established accounting policies, PEMEX has analyzed the different non-financial contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2023 and 2022, PEMEX did not recognize any embedded derivatives (foreign currency or index).
As of December 31, 2023, PEMEX recognized, in an FX Single Cross Currency Swap contract, a favorable embedded forward for an amount of Ps.194,194. The FX Single Cross Currency Swap contract expires in February 2024.
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income.
As of December 31, 2023, and 2022, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. (26,762,771) and Ps. (9,486,488), respectively. As of December 31, 2023, and 2022, PEMEX did not have any DFIs designated as hedges.
Therefore, all DFI held by PEMEX are treated for accounting purposes as entered into for trading purposes, so any change in the fair value of the DFIs caused by any situation or eventuality, impacts directly the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2023 and 2022. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

December 31, 2023	December 31, 2022
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	Ps.	—	Ps.	—	Ps.	4,246,878	Ps.	122,931
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	—	—	5,678,683	286,469
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.	1,586,438	36,496	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.	3,299,790	125,045	—	—
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	31,733,673	4,364,789	31,733,673	6,147,449
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	—	—	4,685,672	(231,856)
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	—	—	14,868,234	(1,361,333)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	146,020,174	(3,430,313)	197,454,768	(10,384,481)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	10,012,071	(469,549)	11,486,665	(1,123,000)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	—	—	7,086,220	620,453
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	—	—	48,535,750	2,263,382
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M.	42,305,000	824,040	—	—
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	9,598,412	(941,833)	11,845,210	(461,140)
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	60,243,631	(3,141,165)	67,025,201	(4,750,485)
Currency Options	PEMEX Sell Call on Pound sterling	9,694,529	(91)	10,556,234	(2,835)
Currency Options	PEMEX Sell Call on CHF	—	—	7,664,921	(1,617)
Currency Options	PEMEX Sell Call on euro	74,720,783	(442,326)	96,640,988	(375,031)
Currency swaps (prepaid swap)	PEMEX pays U.S. dollar and pesos and receives U.S. dollar and pexos.	45,745,807	(24,124,384)	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	—	—	26,746	59
Subtotal	Ps.	(27,199,291)	Ps.	(9,251,035)

		December 31, 2023			December 31, 2022
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	51.63	Ps.	436,521	34.90	Ps.	(207,494)
Crack Spread Swaps	PEMEX pays fixed in U.S.$ and receives floating in U.S.$ Crack Spread Diesel	—	—		0.59	(27,959)
	Subtotal		Ps.	436,521		Ps.	(235,453)

	Total		Ps.	(26,762,770)		Ps.	(9,486,488)

		December 31, 2023			December 31, 2022
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(1.18)	Ps.	11,460	(1.48)	Ps.	(263,060)
Petroleum Products Swaps	Exchange traded	(0.49)	(4,636)		(2.27)	146,828
Notes: Amounts may not total due to rounding.
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.
The exchange rate for U.S. dollars as of December 31, 2023, and 2022, was Ps. 16.9220 and Ps. 19.4143 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2023, and 2022, was Ps. 18.6963 and Ps. 20.7083 per euro, respectively.
For the years ended December 31, 2023, 2022 and 2021, PEMEX recognized a net gain (loss) of Ps. 478,032, Ps. (22,862,951) and Ps. (25,224,243), respectively, in the “Derivative financial instruments income (cost), net” line item with respect to DFIs treated as instruments entered into for trading purposes (does not include the net effect on results of the embedded derivative).
As of December 31, 2023, PEMEX recognized a net gain generated by the embedded forward for an amount of Ps. 194,194.
The following tables present the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2023, and 2022:

	Derivatives assets Fair value
	December 31, 2023		December 31, 2022
Derivatives not designated as hedging instruments
Embedded derivatives	Ps.	194,194	Ps.	—
Crude oil options	436,521		—
Interest rate options	824,040		2,263,382
Cross-currency swaps	8,310,089		10,082,786
Interest rate swaps	161,540		409,400
Total derivatives not designated as hedging instruments	Ps.	9,926,384	Ps.	12,755,568
Total assets	Ps.	9,926,384	Ps.	12,755,568

	Derivatives liabilities Fair value
	December 31, 2023		December 31, 2022
Derivatives not designated as hedging instruments
Crude oil options	Ps.	—	Ps.	(207,494)
Currency options	(4,082,999)		(5,211,625)
Crack spread swaps	—		(27,959)
Cross-currency swaps	(32,411,963)		(16,795,037)
Interest rate swaps	—		59
Total derivatives not designated as hedging instruments	Ps.	(36,494,962)	Ps.	(22,242,056)
Total liabilities	Ps.	(36,494,962)	Ps.	(22,242,056)
Net total	Ps.	(26,568,578)	Ps.	(9,486,488)
The following table presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2023, 2022 and 2021, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments income (cost), net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2023		December 31, 2022		December 31, 2021
Embedded derivatives	Ps.	194,194	Ps.	—	Ps.	—
Forwards	(325,605)		(57,874)		255,045
Futures	(116,638)		(1,871,162)		(1,478,143)
Crude oil options	(1,472,311)		(3,038,638)		(2,373,131)
Currency options	1,121,329		(3,592,393)		(4,791,503)
Interest rate options	100,615		2,664,631		522,241
Crack spread swaps	575,932		(27,883)		—
Cross-currency swaps	600,937		(17,511,767)		(17,344,621)
Crude oil futures swaps	—		—		(146,350)
Interest rate swaps	11,987		572,135		132,219
DFIs not identified	(18,214)		—		—
Total	Ps.	672,226	Ps.	(22,862,951)	Ps.	(25,224,243)